STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance beginning at Aug. 31, 2011		$ 345,964	$ 24,818,022	$ (8,442,748)	$ 16,721,238
Balance beginning, shares at Aug. 31, 2011		34,596,260
Shares issued for services		100	19,100		19,200
Shares issued for services, shares		10,000
Shares issued for cash		19,437	1,083,687		1,103,124
Shares issued for cash, shares		1,343,749
Options issued to Officers and Directors			3,341,875		3,341,875
Net loss				(14,374,600)	(14,374,600)
Balance ending at Aug. 31, 2012		365,501	29,262,684	(22,817,348)	6,810,837
Balance ending, shares at Aug. 31, 2012		36,550,009
Options issued to Officers and Directors			376,629		376,629
Repurchase of common stock outstanding		(5,769)	(126,923)		(132,692)
Repurchase of common stock outstanding, shares		(576,923)
Common Stock issued for assumption of West Lease		10,638	489,362		500,000
Common Stock issued for assumption of West Lease, shares		1,063,830
Net loss				(3,689,862)	(3,689,862)
Balance ending at Aug. 31, 2013		$ 370,370	$ 30,001,752	$ (26,507,210)	$ 3,864,912
Balance ending, shares at Aug. 31, 2013		37,036,916